UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22077

Prospector Funds, Inc.

(Exact name of registrant as specified in charter)

370 Church St., Guilford, CT 06437

(Address of principal executive offices) (Zip code)

Prospector Partners Asset Management, LLC,

370 Church St.,

Guilford, CT 06437

(Name and address of agent for service)

(203) 458-1500

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Prospector Capital Appreciation Fund
PCAFX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Prospector Capital Appreciation Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://prospectorpartners.com/funds/prospector-capital-appreciation-fund/. You can also request this information by contacting us at 1-877-734-7862.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Prospector Capital Appreciation Fund	$66	1.29%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$39,077,130
Number of Holdings	62
Portfolio Turnover	11%
Visit https://prospectorpartners.com/funds/prospector-capital-appreciation-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top 10 Holdings	(%)
Eaton	4.1%
Leidos Holdings	3.2%
Halozyme Therapeutics, Inc., 1.00%, 08/15/2028	2.7%
Fairfax Financial Holdings	2.6%
Merck & Co.	2.6%
Curtiss-Wright	2.5%
Brown & Brown	2.5%
Hess	2.4%
Abbott Laboratories	2.4%
Dropbox, 0.00%, 03/01/2028	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://prospectorpartners.com/funds/prospector-capital-appreciation-fund/
The Prospector Capital Appreciation Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your  Prospector Partners Asset Management, LLC  documents not be householded, please contact Prospector Partners Asset Management, LLC at  1-877-734-7862, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Prospector Partners Asset Management, LLC  or your financial intermediary.
Prospector Capital Appreciation Fund	PAGE 1	TSR_SAR_743588105

Prospector Opportunity Fund
POPFX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Prospector Opportunity Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://prospectorpartners.com/funds/prospector-opportunity-fund/. You can also request this information by contacting us at 1-877-734-7862.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Prospector Opportunity Fund	$66	1.28%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$248,291,874
Number of Holdings	66
Portfolio Turnover	12%
Visit https://prospectorpartners.com/funds/prospector-opportunity-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top 10 Holdings	(%)
Curtiss-Wright	4.1%
Leidos Holdings	3.5%
Littelfuse	3.2%
Brown & Brown	3.1%
Fairfax Financial Holdings	2.8%
Primerica	2.6%
Arthur J. Gallagher & Co.	2.4%
Exxon Mobil	2.3%
Trimble	2.2%
Carrier Global	2.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://prospectorpartners.com/funds/prospector-opportunity-fund/
The Prospector Opportunity Fund is distributed by Quasar Distributors, LLC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your  Prospector Partners Asset Management, LLC  documents not be householded, please contact Prospector Partners Asset Management, LLC at  1-877-734-7862, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  Prospector Partners Asset Management, LLC  or your financial intermediary.
Prospector Opportunity Fund	PAGE 1	TSR-SAR-743588204

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PROSPECTOR Capital Appreciation Fund
PROSPECTOR Opportunity Fund
Core Financial Statements
June 30, 2024

Prospector Capital Appreciation Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 75.6%
Banks - 4.3%
Ameris Bancorp	11,087	$ 558,230
First Bancorp	19,345	353,820
Prosperity Bancshares	6,470	395,576
SouthState	4,905	374,840
		1,682,466
Communication Services - 1.1%
Alphabet, Inc. - Class A	2,445	445,357
Consumer Discretionary - 4.2%
Aptiv PLC(a)	5,330	375,339
Darden Restaurants	2,530	382,839
Expedia Group(a)	3,213	404,806
Texas Roadhouse	2,710	465,334
		1,628,318
Consumer Staples - 5.9%
Church & Dwight	4,360	452,045
Colgate-Palmolive	9,355	907,809
Mondelez International - Class A	10,029	656,298
Nestle	2,745	280,228
		2,296,380
Diversified Financial Services - 2.1%
Federated Hermes - Class B	6,910	227,201
Fidelity National Information Services	7,635	575,373
		802,574
Energy - 5.8%
Exxon Mobil	7,856	904,383
Hess	6,427	948,111
Murphy Oil	10,050	414,462
		2,266,956
Health Care - 10.0%
Abbott Laboratories	8,885	923,240
AstraZeneca - ADR	5,225	407,498
Dentsply Sirona	27,740	691,004
Hologic(a)	6,367	472,750
Johnson & Johnson	2,640	385,862
Merck & Co.	8,255	1,021,969
		3,902,323
Industrials - 13.5%
Curtiss-Wright	3,605	976,883
Eaton	5,073	1,590,639
Leidos Holdings	8,485	1,237,792
Paychex	2,655	314,777
Pentair	7,430	569,658

See Notes to the Financial Statements

1

Prospector Capital Appreciation Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Raytheon Technologies	5,810	$ 583,266
		5,273,015
Information Technology - 5.8%
Littelfuse	1,918	490,222
Microsoft	1,260	563,157
Trimble(a)	16,047	897,348
Zebra Technologies - Class A(a)	1,000	308,930
		2,259,657
Insurance Brokers - 4.8%
Arthur J. Gallagher & Co.	3,465	898,509
Brown & Brown	10,910	975,463
		1,873,972
Life & Health Insurance - 2.6%
Globe Life	8,421	692,880
Voya Financial	4,745	337,606
		1,030,486
Materials - 1.9%
Louisiana-Pacific	4,075	335,495
PPG Industries	3,398	427,774
		763,269
Property & Casualty Insurance - 8.8%
Fairfax Financial Holdings	900	1,022,623
Fidelis Insurance Holdings	23,547	384,052
First American Financial	8,350	450,482
Progressive	2,675	555,624
W.R. Berkley	4,465	350,860
White Mountains Insurance Group	366	665,187
		3,428,828
Real Estate - 2.7%
CubeSmart	8,610	388,914
Four Corners Property Trust	14,475	357,098
Howard Hughes Holdings(a)	4,711	305,367
		1,051,379
Reinsurance - 2.1%
Everest Re Group	2,133	812,716
TOTAL COMMON STOCKS (Cost $20,178,889)		29,517,696

See Notes to the Financial Statements

2

Prospector Capital Appreciation Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Par	Value
CONVERTIBLE BONDS - 17.9%
Health Care - 6.1%
BioMarin Pharmaceutical, 0.60%, 08/01/2024	$921,000	$913,446
Halozyme Therapeutics, Inc., 1.00%, 08/15/2028	940,000	1,044,895
NuVasive, 0.38%, 03/15/2025	445,000	427,200
		2,385,541
Industrials - 3.1%
Array Technologies, Inc., 1.00%, 12/01/2028	782,000	630,847
Chart Industries, 1.00%, 11/15/2024	72,000	177,303
Middleby, 1.00%, 09/01/2025	377,000	401,442
		1,209,592
Information Technology - 8.7%
Akamai Technologies, 0.38%, 09/01/2027	926,000	895,867
Dropbox, 0.00%, 03/01/2028(b)	1,015,000	923,016
Verint Systems, 0.25%, 04/15/2026	827,000	762,494
Vishay Intertechnology, 2.25%, 06/15/2025	837,000	815,657
		3,397,034
TOTAL CONVERTIBLE BONDS (Cost $6,862,702)		6,992,167
	Shares
EXCHANGE TRADED FUNDS - 0.8%
Aberdeen Standard Physical Platinum Shares Fund(a)	3,540	323,804
TOTAL EXCHANGE TRADED FUNDS (Cost $312,798)		323,804
SHORT-TERM INVESTMENTS - 5.6%
Money Market Funds - 5.6%
First American Treasury Obligations Fund - Class X, 5.21%(c)	2,205,804	2,205,804
TOTAL SHORT-TERM INVESTMENTS (Cost $2,205,804)		2,205,804
TOTAL INVESTMENTS - 99.9% (Cost $29,560,193)		$39,039,471
Other Assets in Excess of Liabilities - 0.1%		37,659
TOTAL NET ASSETS - 100.0%		$ 39,077,130

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Zero coupon bonds make no periodic interest payments.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
See Notes to the Financial Statements

3

Prospector Opportunity Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.3%
Banks - 9.5%
Ameris Bancorp	73,959	$ 3,723,835
Bank of N.T. Butterfield & Son	62,875	2,208,170
Citigroup	64,070	4,065,882
First Bancorp	129,715	2,372,487
NB Bancorp(a)	166,823	2,515,691
PNC Financial Services Group	17,410	2,706,907
Prosperity Bancshares	59,470	3,635,996
SouthState	32,085	2,451,936
		23,680,904
Communication Services - 1.1%
Alphabet, Inc. - Class A	10,575	1,926,236
Alphabet, Inc. - Class C	5,125	940,028
		2,866,264
Consumer Discretionary - 6.8%
Aptiv PLC(a)	34,965	2,462,235
Darden Restaurants	26,450	4,002,414
eBay	36,725	1,972,867
Expedia Group(a)	20,940	2,638,231
Home Depot	7,850	2,702,284
Texas Roadhouse	17,610	3,023,813
		16,801,844
Consumer Staples - 5.8%
Church & Dwight	49,900	5,173,632
Colgate-Palmolive	51,930	5,039,287
Mondelez International - Class A	63,425	4,150,532
		14,363,451
Diversified Financial Services - 3.5%
CBOE Global Markets	14,625	2,487,128
Federated Hermes - Class B	88,025	2,894,262
Fidelity National Information Services	42,525	3,204,684
		8,586,074
Energy - 7.2%
Devon Energy	59,350	2,813,190
Exxon Mobil	49,249	5,669,545
Hess	13,700	2,021,024
Murphy Oil	64,200	2,647,608
Schlumberger	28,100	1,325,758
Suncor Energy	90,675	3,454,717
		17,931,842
Health Care - 8.3%
Abbott Laboratories	45,265	4,703,486
Cigna	10,505	3,472,638
Dentsply Sirona	180,685	4,500,863

See Notes to the Financial Statements

4

Prospector Opportunity Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Hologic(a)	37,970	$ 2,819,273
Merck & Co.	35,598	4,407,032
Pfizer	28,625	800,928
		20,704,220
Industrials - 15.7%
Carrier Global	87,675	5,530,539
Curtiss-Wright	37,675	10,209,171
Eaton	8,070	2,530,349
Leidos Holdings	59,040	8,612,755
Otis Worldwide	43,875	4,223,407
Pentair	39,380	3,019,265
Tecnoglass	30,225	1,516,691
V2X(a)	67,640	3,244,014
		38,886,191
Information Technology - 7.5%
Littelfuse	31,205	7,975,686
Teradyne	20,370	3,020,668
Trimble(a)	99,485	5,563,201
Zebra Technologies - Class A(a)	6,485	2,003,411
		18,562,966
Insurance Brokers - 5.5%
Arthur J. Gallagher & Co.	23,150	6,003,027
Brown & Brown	84,950	7,595,379
		13,598,406
Life & Health Insurance - 5.4%
Globe Life	59,250	4,875,090
Primerica	27,045	6,398,306
Voya Financial	30,600	2,177,190
		13,450,586
Materials - 3.9%
Axalta Coating Systems(a)	76,900	2,627,673
Newmont Goldcorp	59,600	2,495,452
PPG Industries	36,580	4,605,056
Victoria Gold(a)	70,031	54,274
		9,782,455
Property & Casualty Insurance - 8.7%
Fairfax Financial Holdings	6,140	6,976,563
Fidelis Insurance Holdings	152,376	2,485,253
First American Financial	54,025	2,914,649
Progressive	17,620	3,659,850
W.R. Berkley	29,130	2,289,035
White Mountains Insurance Group	1,744	3,169,633
		21,494,983

See Notes to the Financial Statements

5

Prospector Opportunity Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate - 2.3%
CubeSmart	55,755	$2,518,453
Howard Hughes Holdings(a)	47,855	3,101,961
		5,620,414
Reinsurance - 2.1%
Everest Re Group	13,755	5,240,930
TOTAL COMMON STOCKS (Cost $155,114,666)		231,571,530
EXCHANGE TRADED FUNDS - 1.0%
Aberdeen Standard Physical Platinum Shares Fund(a)	27,960	2,557,501
TOTAL EXCHANGE TRADED FUNDS (Cost $2,393,570)		2,557,501
SHORT-TERM INVESTMENTS - 5.7%
Money Market Funds - 5.7%
First American Treasury Obligations Fund - Class X, 5.21%(b)	14,215,819	14,215,819
TOTAL SHORT-TERM INVESTMENTS (Cost $14,215,819)		14,215,819
TOTAL INVESTMENTS - 100.0% (Cost $171,724,055)		$248,344,850
Liabilities in Excess of Other Assets - 0.0%(c)		(52,976)
TOTAL NET ASSETS - 100.0%		$248,291,874

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)	Represents less than 0.05% of net assets.
See Notes to the Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024 (Unaudited)

	Capital Appreciation Fund	Opportunity Fund
ASSETS:
Investments, at market value (Cost of $29,560,193 and $171,724,055 respectively)	$39,039,471	$ 248,344,850
Cash	2,355	15,238
Receivable for dividends and interest	50,360	242,287
Receivable for capital shares sold	41,984	2,114
Receivable for investments sold	—	57,306
Prepaid expenses	15,836	15,107
Total assets	39,150,006	248,676,902
LIABILITIES:
Payable to Investment Adviser, net	23,874	190,889
Payable for administration fees	10,076	56,428
Payable for audit & tax fees	27,215	27,195
Payabe for capital shares redeemed	—	15,024
Accrued distribution fees	149	21,613
Accrued expenses and other liabilities	11,562	73,879
Total liabilities	72,876	385,028
NET ASSETS	$39,077,130	$ 248,291,874
COMPOSITION OF NET ASSETS:
Portfolio capital	$28,684,140	$ 165,800,648
Total distributable earnings	10,392,990	82,491,226
Total net assets	$39,077,130	$ 248,291,874
CAPITAL STOCK, $0.001 par value
Authorized	500,000,000	500,000,000
Issued and outstanding	1,779,555	9,134,292
NET ASSET VALUE, REDEMPTION PRICE, AND OFFERING PRICE PER SHARE	$21.96	$27.18

See Notes to the Financial Statements

7

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2024 (Unaudited)

	Capital Appreciation Fund	Opportunity Fund
INVESTMENT INCOME:
Interest income	$103,651	$440,135
Dividend income	242,665	1,942,700
Less: Foreign taxes withheld	(4,143)	(29,730)
Total investment income	342,173	2,353,105
EXPENSES:
Investment advisory fees	184,072	1,209,237
Administration fees	22,284	120,834
Audit & tax fees	20,282	20,262
Registration fees	15,649	16,595
Transfer agent fees	13,961	21,975
Compliance expenses	11,670	11,005
Distribution fees	6,443	84,974
Legal fees	6,330	53,842
Custodian fees	3,603	33,105
Directors’ fees	3,458	26,556
Fund accounting fees	1,883	2,358
Postage and printing fees	546	4,626
Total expenses before reorganization costs	290,181	1,635,369
Reorganization costs (See Note 3)	12,310	48,971
Less: Fee waivers	(64,649)	(107,404)
Total net expenses	237,842	1,546,936
NET INVESTMENT INCOME	104,331	806,169
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gain on investments	848,148	5,550,998
Net change in unrealized appreciation/depreciation of investments	938,921	7,330,850
Net gain on investments	1,787,069	12,881,848
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,891,400	$13,688,017

See Notes to the Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS

	Capital Appreciation Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$104,331	$171,368
Net realized gain on investments	848,148	764,890
Net change in unrealized appreciation/depreciation of investments	938,921	2,340,936
Net increase resulting from operations	1,891,400	3,277,194
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,192,871	4,847,335
Proceeds from reinvestment of distributions	—	955,918
Payments for shares redeemed	(434,949)	(2,112,791)
Redemption fees	13	6,010
Net increase from capital share transactions	3,757,935	3,696,472
DISTRIBUTIONS PAID TO SHAREHOLDERS	—	(990,607)
TOTAL INCREASE IN NET ASSETS	5,649,335	5,983,059
NET ASSETS:
Beginning of period	33,427,795	27,444,736
End of period	$ 39,077,130	$ 33,427,795
TRANSACTIONS IN SHARES:
Shares sold	193,273	240,535
Shares issued in reinvestment of distributions	—	47,323
Shares redeemed	(19,941)	(104,990)
Net increase	173,332	182,868

See Notes to the Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Opportunity Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$806,169	$1,373,760
Net realized gain (loss) on investments	5,550,998	(1,265,464)
Net change in unrealized appreciation/depreciation of investments	7,330,850	24,109,477
Net increase resulting from operations	13,688,017	24,217,773
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,223,229	16,910,139
Proceeds from reinvestment of distributions	—	1,267,736
Payments for shares redeemed	(11,308,658)	(19,917,787)
Redemption fees	—	625
Net increase (decrease) from capital shares transactions	2,914,571	(1,739,287)
DISTRIBUTIONS PAID TO SHAREHOLDERS	—	(1,376,520)
TOTAL INCREASE IN NET ASSETS	16,602,588	21,101,966
NET ASSETS:
Beginning of period	231,689,286	210,587,320
End of period	$ 248,291,874	$ 231,689,286
TRANSACTIONS IN SHARES:
Shares sold	535,308	699,684
Shares issued in reinvestment of distributions	—	51,304
Shares redeemed	(425,655)	(825,965)
Net increase (decrease)	109,653	(74,977)

See Notes to the Financial Statements

10

PROSPECTOR Capital Appreciation Fund
FINANCIAL HIGHLIGHTS
For a fund share outstanding throughout the period

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
NET ASSET VALUE:
Beginning of period	$20.81	$19.28	$21.26	$19.60	$18.80	$16.34
OPERATIONS:
Net investment income	0.06	0.11	0.11	0.09	0.12	0.14
Net realized and unrealized gain (loss) on investments	1.09	2.06	(0.93)	4.32	1.07	3.47
Total from operations	1.15	2.17	(0.82)	4.41	1.19	3.61
LESS DISTRIBUTIONS:
From net investment income	—	(0.11)	(0.11)	(0.20)	(0.02)	(0.12)
From net realized gains	—	(0.53)	(1.05)	(2.55)	(0.37)	(1.03)
Total distributions	—	(0.64)	(1.16)	(2.75)	(0.39)	(1.15)
NET ASSET VALUE:
End of period	$21.96	$20.81	$19.28	$21.26	$19.60	$18.80
TOTAL RETURN(2)	5.53%	11.34%	(4.07)%	23.25%	6.40%	22.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$39,077	$33,428	$27,445	$29,839	$26,163	$29,371
Ratio of expenses to average net assets:
Before expense reimbursement	1.64%	1.76%	1.76%	1.78%	2.00%	1.95%
After expense reimbursement	1.29%	1.25%	1.25%	1.25%	1.25%	1.29% (1)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.22%	0.09%	0.07%	(0.17)%	(0.09)%	0.08%
After expense reimbursement	0.57%	0.60%	0.58%	0.36%	0.66%	0.74%
Portfolio turnover rate	11%	41%	33%	32%	40%	25%

(1)	On September 5, 2019, the Adviser lowered the limit of annual operating expenses from 1.30% to 1.25% of average daily net assets.
(2)
Total return is a measure of the change in the value of an investment in the Fund over the years covered and assumes the reinvestment of capital gains and income distributions. Returns shown reflect waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to the Financial Statements.

11

PROSPECTOR OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
For a fund share outstanding throughout the period

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
NET ASSET VALUE:
Beginning of period	$25.67	$23.14	$25.63	$22.78	$22.18	$18.47
OPERATIONS:
Net investment income	0.09	0.15	0.17	0.11	0.13	0.23
Net realized and unrealized gain (loss) on investments	1.42	2.53	(1.71)	4.99	1.06	4.49
Total from operations	1.51	2.68	(1.54)	5.10	1.19	4.72
LESS DISTRIBUTIONS:
From net investment income	—	(0.03)	(0.17)	(0.10)	(0.17)	(0.23)
From net realized gains	—	(0.12)	(0.78)	(2.15)	(0.42)	(0.78)
Total distributions	—	(0.15)	(0.95)	(2.25)	(0.59)	(1.01)
NET ASSET VALUE:
End of period	$27.18	$25.67	$23.14	$25.63	$22.78	$22.18
TOTAL RETURN(2)	5.88%	11.63%	(6.20)%	22.88%	5.43%	25.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$248,292	$231,689	$210,587	$241,130	$224,011	$142,685
Ratios of expenses to average net assets:
Before expense reimbursement	1.37%	1.37%	1.34%	1.34%	1.39%	1.50%
After expense reimbursement	1.28%	1.25%	1.25%	1.25%	1.25%	1.29%(1)
Ratio of net investment income to average net assets:
Before expense reimbursement	0.58%	0.51%	0.58%	0.28%	0.63%	0.85%
After expense reimbursement	0.67%	0.63%	0.67%	0.37%	0.77%	1.06%
Portfolio turnover rate	12%	32%	44%	29%	52%	27%

(1)	On September 5, 2019, the Adviser lowered the limit of annual operating expenses from 1.30% to 1.25% of average daily net assets.
(2)
Total return is a measure of the change in the value of an investment in the Fund over the years covered and assumes the reinvestment of capital gains and income distributions. Returns shown reflect waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to the Financial Statements.

12

PROSPECTOR FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (UNAUDITED)
1. ORGANIZATION
Prospector Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on June 6, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end diversified management investment company. The Corporation issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. There are two series presently authorized, the Prospector Capital Appreciation Fund and the Prospector Opportunity Fund (individually a “Fund” and collectively the “Funds”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Funds commenced operations on September 28, 2007.
2. FAIR VALUE MEASURMENT
The following is a summary of significant accounting policies consistently followed by each Fund:
Security Valuation – The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, discounts and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
Common Stock – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the last bid price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Convertible and Corporate Bonds – Convertible and corporate bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Convertible and corporate bonds are generally categorized in Level 2 of the fair value hierarchy.
Investment Companies – Investments in open-end mutual funds, including money market funds, are valued at their net asset value per share. Exchange Traded Funds (“ETFs”) are valued at the closing exchange price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
The Board of Directors (the “Board”) has adopted a pricing and valuation policy for use by the Funds and its Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Prospector Partners Asset Management, LLC (the “Investment Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all

13

PROSPECTOR FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (UNAUDITED)(Continued)
necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2024 each Fund’s investments in securities were classified as follows:
Capital Appreciation Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 29,517,696	$—	$ —	$ 29,517,696
Convertible Bonds	—	6,992,167	—	6,992,167
Exchange Traded Fund	323,804	—	—	323,804
Short-Term Investment	2,205,804	—	—	2,205,804
Total Investments	$32,047,304	$6,992,167	$—	$39,039,471

Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$231,571,530	$ —	$ —	$231,571,530
Exchange Traded Fund	2,557,501	—	—	2,557,501
Short-Term Investment	14,215,819	—	—	14,215,819
Total Investments	$248,344,850	$—	$—	$248,344,850

Refer to each Fund’s Schedule of Investments for further sector breakout.
The Funds may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. The Funds’ investment objectives allow the Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, forward foreign exchange contracts, and purchased and written options. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the funds to gains or losses in excess of the amounts shown on the Statements of Assets and Liabilities. As of and for six months ended June 30, 2024, the Funds held no derivative instruments.
3. SIGNIFICANT ACCOUNTING POLICIES
Cash – The Funds may invest a portion of their assets in cash or cash equivalents. These cash equivalents may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers’ acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments. As of June 30, 2024, cash held by the Funds represents cash held at financial institutions, and money market instruments held were not considered to be cash equivalents and were classified as investments.
Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. All net short-term capital gains are included in ordinary income for tax purposes.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

14

PROSPECTOR FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (UNAUDITED)(Continued)
Federal Income Taxes – The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of December 31, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.
Foreign Currency Translation – The books and records relating to the Funds’ non-U.S. dollar denominated investments are maintained in U.S. dollars on the following bases: (1) market value of investment securities, assets, and liabilities if any, are translated at the current rate of exchange; and (2) purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of realized and unrealized gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
Illiquid or Restricted Securities – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Board as reflecting fair value. Each Fund intends to invest no more than 15% of its total assets in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a Fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Board. As of June 30, 2024, the Board has deemed all Rule 144A securities held within the Capital Appreciation Fund to be liquid. At June 30, 2024, the Funds had no investments in illiquid securities and no restricted securities. Refer to the Schedule of Investments for further detail.
Expenses – Expenses directly attributable to a Fund are charged to that Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based on relative net assets or another appropriate basis. The Funds are bearing the costs of the proposed re-organization as referenced in the Subsequent Event note. Per the Fund’s Fee Waiver and Expense Limitation Agreement, these expenses are not subject to the Funds’ expense cap.
Other – Investment and shareholder transactions are recorded on the trade date. Each Fund determines the gain or loss realized from the investment transactions on the basis of identified cost. Dividend income is recognized on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recognized on an accrual basis. Shareholders may be subject to a redemption fee equal to 2% of the amount redeemed if Funds’ shares are sold within 60 days or less following the date of their purchase.
Other Regulatory Matters – In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.
Market Risk Factors: In the normal course of operations and in pursuit of their investment objectives, the Funds are exposed to the following market risk factors:
•
Stock Market Risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. When the stock market is subject to significant volatility, the risks associated with an investment in the Fund may increase. Markets may

15

PROSPECTOR FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (UNAUDITED)(Continued)
experience periods of high volatility and reduced liquidity and, during such periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices.
•
Convertible Securities Risk, which is the risk that, with respect to a convertible security and prior to its conversion to equity, the price of the convertible security will normally vary with changes in the price of the underlying equity security, and the convertible security will generally offer interest or dividend yields that are lower than nonconvertible debt securities of similar quality.

•
Interest Rate Risk, which is the chance that the value of debt securities overall will decline because of rising interest rates. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations, but increasing interest rates may have an adverse effect on the value of the Funds’ investment portfolio as a whole. The Funds may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

•	Income Risk, which is the chance that the Funds’ income will decline because of falling interest rates.
•
Credit Risk, which is the chance that a debt issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that debt to decline.

•
High Yield Securities Risk, which is the risk that debt securities in the lower rating categories are subject to a greater probability of loss in principal and interest than higher-rated securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal

•
Foreign Securities Risk, which is the risk associated with investments in foreign countries. The following factors make foreign securities more volatile: political, economic and social instability; foreign securities may be harder to sell; brokerage commissions and other fees may be higher for foreign securities; and foreign companies may not be subject to the same disclosure and reporting standards as U.S. companies.

•	Currency Risk, which is the risk that the value of foreign securities may be affected by changes in currency exchange rates.
•
Smaller and Mid-Sized Companies Risk, which is the risk that the securities of such issuers may be comparatively more volatile in price than those of companies with larger capitalizations, and may lack the depth of management and established markets for their products and/or services that may be associated with investments in larger issuers.

•
Value Investing Risk, which is the risk that value securities may not increase in price as anticipated by the Investment Manager, and may even decline further in value, if other investors fail to recognize the company’s value, or favor investing in faster-growing companies, or if the events or factors that the Investment Manager believes will increase a security’s market value do not occur.

•
Restricted Securities Risk, which is the risk that restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. It may not be possible to sell certain restricted securities at any particular time or at an acceptable price.

Subsequent Events – Management of the Funds has evaluated Fund related events and transactions that occurred subsequent to June 30, 2024, through the date of issuance of the Funds’ financial statements. There was one event that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements. On September 6, 2024, a joint special meeting of the shareholders of the Funds for shareholders of record as of July 24, 2024, will take place to vote on a proposed tax-free reorganization of the Funds into Managed Portfolio Series Trust (“MPS”). If the reorganization is approved, each Fund will re-organize into a shell fund in MPS with the same name and investment objectives on or about September 9, 2024.

16

PROSPECTOR FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (UNAUDITED)(Continued)
4. INVESTMENT TRANSACTIONS, DISTRIBUTABLE EARNINGS, AND DISTRIBUTIONS PAID
During the six months ended June 30, 2024, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

	Purchases	Sales
Capital Appreciation Fund	$7,383,064	$3,664,176
Opportunity Fund	28,335,311	27,550,204

There were no purchases or sales of long-term U.S. Government securities.
The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at December 31, 2023, the Funds’ most recently completed fiscal year end, were as follows:

	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Appreciation/ (Depreciation)	Federal Income Tax Cost
Capital Appreciation Fund	$8,874,001	$(368,812)	$8,505,189	$24,940,867
Opportunity Fund	71,271,088	(2,200,386)	69,070,702	162,466,111

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to wash sales and different book and tax accounting methods for certain securities.
At December 31, 2023, the components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Losses	Unrealized Appreciation	Total Distributable Earnings
Capital Appreciation Fund	$8,781	$ —	$(12,380)	$8,505,189	$8,501,590
Opportunity Fund	1,037,662	—	(1,305,155)	69,070,702	68,803,209

As of December 31, 2023, the Capital Appreciation Fund had a short-term capital loss carryover of $1,305,155. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. The Capital Appreciation Fund plans to defer, on a tax basis, late year losses of $12,380 The Opportunity Fund does not plan to defer any late year losses. There were no distribution during the six months ended June 30, 2024.
The tax character of distributions paid during the fiscal year ended December 31, 2023 were as follows:

	Ordinary Income*	Long Term Capital Gains**	Total
Capital Appreciation Fund	$170,792	$819,815	$990,607
Opportunity Fund	345,575	1,030,945	1,376,520

*	For federal income tax purposes, distributions of short-term capital gains are included in ordinary income distributions.
**	Funds designate long-term capital gain dividends pursuant to IRC Sec. 852(b)(3)(C).
5. AGREEMENTS
The Funds have entered into an Investment Advisory Agreement with Prospector Partners Asset Management, LLC (the “Investment Adviser”), with whom certain directors and officers of the Corporation are affiliated, to furnish investment advisory services to the Funds. Pursuant to this Agreement, the Investment Adviser is entitled to receive an investment advisory fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to each Fund’s daily net assets.

17

PROSPECTOR FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2024 (UNAUDITED)(Continued)
The Investment Adviser has contractually agreed to waive its investment advisory fee and reimburse each Fund’s other expenses to the extent necessary to ensure that each Fund’s operating expenses do not exceed 1.25% of its average daily net assets. As of June 30, 2024, the Investment Adviser had outstanding waivers of $8,113 and $13,567 for the Capital Appreciation Fund and Opportunity Fund, respectively. Fees waived and expenses reimbursed by the Investment Adviser may be recouped by the Investment Adviser for a period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. As of June 30, 2024, the Investment Adviser did not recoup any previously waived fees or reimbursed expenses. The Fee Waiver and Expense Limitation Agreement will be in effect through at least September 30, 2024. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Capital Appreciation Fund	Opportunity Fund
12/31/24	$147,451	$202,416
12/31/25	140,905	208,540
12/31/26	145,828	264,247
12/31/27	64,649	107,404
Total	$498,833	$782,607

As of June 30, 2024, it was possible, but not probable, those amounts would be recovered by the Investment Adviser. At the end of each fiscal year in the future, the Funds will continue to assess the potential recovery of waived/reimbursed fees and expenses for financial reporting purposes.
Quasar Distributors, LLC (“Quasar”) serves as distributor of the Funds’ shares pursuant to a Distribution Agreement with the Corporation. Each Fund’s shares are sold on a no-load basis and, therefore, Quasar receives no sales commission or sales load for providing services to the Funds. The Corporation has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which authorizes the Corporation to reimburse Quasar and certain financial intermediaries who assist in distributing each Fund’s shares or who provide shareholder services to Fund shareholders a distribution and/or shareholder servicing fee of up to 0.25% of each Fund’s average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Funds or Quasar to pay the Fund’s distribution fees and costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder services expenses. During the six months ended June 30, 2024, the Capital Appreciation Fund and Opportunity Fund incurred expenses of $6,443 and $84,974 respectively, pursuant to the 12b-1 Plan.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator and fund accountant for the Funds. U.S. Bank N.A. serves as custodian for the Funds.
6. INDEMNIFICATIONS
The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

18

ADDITIONAL INFORMATION
June 30, 2024 (UNAUDITED)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Funds’ Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Form N-Q or Part F of Form N-PORT is available without charge upon request by calling 1-877-734-7862.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-877-734-7862. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-877-734-7862, or (2) on the SEC’s website at www.sec.gov.

19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of LK Balanced Fund and
Board of Trustees of Managed Portfolio Series
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of LK Balanced Fund (the “Fund”), a series of Managed Portfolio Series, as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2012.
COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
August 29, 2024

20

DIRECTORS
John D. Gillespie
Harvey D. Hirsch
Joseph Klein III
Roy L. Nersesian
John T. Rossello, Jr.
INVESTMENT ADVISER
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212
ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
Third Floor
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
700 Nicollet Mall, Suite 500
Minneapolis, MN 55402
LEGAL COUNSEL
Seward & Kissel LLP
One Battery Plaza
New York, NY 10004
This report must be accompanied or preceded by a prospectus.
The Funds’ Statement of Additional Information contains additional information about the
Funds’ directors and is available without charge upon request by calling 1-877-734-7862.
(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a- 3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Prospector Funds, Inc.

By (Signature and Title)*	/s/ John D. Gillespie
John D. Gillespie, Principal Executive Officer

Date:	8/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John D. Gillespie
John D. Gillespie, Principal Executive Officer

Date:	8/29/2024

By (Signature and Title)*	/s/ Peter N. Perugini Jr.
Peter N. Perugini, Jr., Principal Financial Officer

Date:	8/29/2024

*	Print the name and title of each signing officer under his or her signature.